Operating Expense - Summary of Employee Expenses and Number of Employees (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 EUR (€) employee	Dec. 31, 2019 EUR (€) employee
Disclosure Of Operating Expense [Line Items]
Wages and salaries | €	€ (10,328)	€ (13,570)	€ (14,018)
Social security costs | €	(4,775)	(5,047)	(5,171)
Changes in pension provision | €	(154)	74	(138)
Profit sharing granted to employees | €	(628)	0	0
Share-based compensation | €	(470)	(1,236)	(1,657)
TOTAL | €	€ (16,354)	€ (19,779)	€ (20,984)
Average number of employees	122	193	175
Number of employees	122	130	194
Research and development
Disclosure Of Operating Expense [Line Items]
Number of employees	55	66	108
Services related to research and development
Disclosure Of Operating Expense [Line Items]
Number of employees	18	16	19
Administration and management
Disclosure Of Operating Expense [Line Items]
Number of employees	47	43	60
Marketing and commercial
Disclosure Of Operating Expense [Line Items]
Number of employees	2	5	7
Senior staff
Disclosure Of Operating Expense [Line Items]
Number of employees	97	105	144
Staff
Disclosure Of Operating Expense [Line Items]
Number of employees	21	23	45
Others (apprentices)
Disclosure Of Operating Expense [Line Items]
Number of employees	4	2	5
Male
Disclosure Of Operating Expense [Line Items]
Number of employees	45	52	78
Female
Disclosure Of Operating Expense [Line Items]
Number of employees	77	78	116